Prepaids and Other, Net - Components of prepaids and other (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaids
Insurance	$ 145	$ 1,014	$ 1,847
Mining claims and permitting fees	378	891	417
Prepaid taxes	209	0
License fees	202	186	259
Other	29	56	252
Deposits	219	195	1,105
Total	1,182	2,342	4,303
Other assets, non-current
Royalty - advance payment	600	600	360
Total	$ 600	$ 600	$ 13,483